Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2014
Other Current and Non-current Assets
Other Current and Non-current Assets

6                              Other Current and Non-current Assets

Other current assets consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Claims receivable	$9,849	$2,815
Other assets	4,822	3,369
Total	$14,671	$6,184

As of June 30, 2014 and December 31, 2013, claims receivable consists of insurance and other claims. As of June 30, 2014, the Company recorded a claim receivable of $8.1 million in relation to a collision incident of the Hanjin Italy outside Singapore.

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Fair value of swaps	$1,098	$2,472
Receivable from ZIM	25,765	25,765
Other assets	737	883
Total	$27,600	$29,120

Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. (“ZIM”), has announced that ZIM has reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. This agreement includes a significant reduction in the charter rates payable by ZIM for the remaining life of its time charters, expiring in 2020 or 2021, for six of the Company’s vessels and the Company’s receipt of unsecured, interest bearing ZIM notes maturing in nine years and ZIM shares in exchange for such reductions and cancellation of ZIM’s other obligations to the Company. Based on these anticipated terms, the Company has written down the value of its long-term receivables from ZIM as of December 31, 2013 and recognized a $19.0 million impairment charge with respect thereto, resulting in an outstanding long-term receivable of $25.8 million as of June 30, 2014 and December 31, 2013. In July 2014, ZIM and its creditors entered into definitive documentation effecting ZIM’s restructuring (refer to Note 16, Subsequent Events).

In respect of the fair value of swaps, refer to Note 10b, Financial Instruments — Fair Value Interest Rate Swap Hedges.